Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 1,627,222	$ 1,541,260	$ 1,500,294
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	$ 561,848	$ 540,880	$ 525,597
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
General and administrative expenses (exclusive of depreciation and amortization)	$ 289,428	$ 276,229	$ 269,423
Corporate expenses (exclusive of depreciation and amortization)	82,896	62,344	76,366
Depreciation and amortization	225,261	211,104	204,958
Total Operating Expenses	1,166,666	1,085,893	1,061,249
Loss (gain) on disposition of assets	7,233	(4,664)	(15,095)
Operating income	460,556	455,367	439,045
Other expense (income)
Loss on extinguishment of debt	15,429	71	3,198
Interest income	(534)	(6)	(6)
Interest expense	129,732	128,396	123,688
Non-operating (Income) Expenses	144,627	128,461	126,880
Income before income tax expense	315,929	326,906	312,165
Income tax expense	10,697	9,230	13,356
Net income	305,232	317,676	298,809
Preferred stock dividends	365	365	365
Net income applicable to common stock	$ 304,867	$ 317,311	$ 298,444
Earnings per share:
Basic earnings per share	$ 3.09	$ 3.24	$ 3.07
Diluted earnings per share	3.08	3.23	3.05
Cash dividends declared per share of common stock	$ 3.65	$ 3.32	$ 3.02
Weighted average common shares used in computing earnings per share:
Weighted average common shares outstanding basic	98,817,525	97,930,555	97,129,614
Weighted average common shares outstanding diluted	99,086,160	98,369,865	97,693,424
Statements of Comprehensive Income
Net income	$ 305,232	$ 317,676	$ 298,809
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(1,290)	1,926	554
Comprehensive income	303,942	319,602	299,363
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Net revenues	$ 1,627,222	$ 1,541,260	$ 1,500,294
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	$ 561,848	$ 540,880	$ 525,597
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
General and administrative expenses (exclusive of depreciation and amortization)	$ 289,428	$ 276,229	$ 269,423
Corporate expenses (exclusive of depreciation and amortization)	82,497	61,962	75,994
Depreciation and amortization	225,261	211,104	204,958
Total Operating Expenses	1,166,267	1,085,511	1,060,877
Loss (gain) on disposition of assets	7,233	(4,664)	(15,095)
Operating income	460,955	455,749	439,417
Other expense (income)
Loss on extinguishment of debt	15,429	71	3,198
Interest income	(534)	(6)	(6)
Interest expense	129,732	128,396	123,688
Non-operating (Income) Expenses	144,627	128,461	126,880
Income before income tax expense	316,328	327,288	312,537
Income tax expense	10,697	9,230	13,356
Net income	305,631	318,058	299,181
Statements of Comprehensive Income
Net income	305,631	318,058	299,181
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(1,290)	1,926	554
Comprehensive income	$ 304,341	$ 319,984	$ 299,735